Transactions with Related Parties - Amounts due from affiliate companies (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amounts due from affiliate companies
Amounts due from affiliate companies	$ 73,009	$ 150
Navios Holdings
Amounts due from affiliate companies
Amounts due from affiliate companies	72,315	150
Navios Shipmanagement Inc
Amounts due from affiliate companies
Amounts due from affiliate companies	$ 694	$ 0